Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The following table presents the balances of AFS debt securities, by major security type:

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2023 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$376	$—	$3	$(16)	$363
Collateralized loan obligations	970	(2)	3	(5)	966
Commercial mortgage-backed securities	1,639	(7)	—	(186)	1,446
Corporate bonds	11,245	(7)	22	(1,715)	9,545
Foreign government and agencies	442	—	10	(48)	404
Municipal bonds	961	—	—	(158)	803
Residential mortgage-backed securities	508	—	—	(63)	445
U.S. Treasury bonds	1,194	—	—	(312)	882
Total fixed maturities, available-for-sale	$17,335	$(16)	$38	$(2,503)	$14,854

Short-term investments, available-for-sale	$28	—	—	—	$28

As of December 31, 2022 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$276	$—	$—	$(22)	$254
Collateralized loan obligations	703	—	—	(27)	676
Commercial mortgage-backed securities	1,724	—	1	(211)	1,514
Corporate bonds	12,565	—	2	(2,326)	10,241
Foreign government and agencies	377	—	—	(62)	315
Municipal bonds	1,309	—	—	(269)	1,040
Residential mortgage-backed securities	503	—	—	(86)	417
U.S. Treasury bonds	1,232	—	—	(306)	926
Total fixed maturities, available-for-sale	$18,689	$—	$3	$(3,309)	$15,383

Investment Income
Net investment income by asset class consists of the following:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Fixed maturities [1]	$695	$620	$174	$243
Equity securities	11	10	10	2
Mortgage loans	80	74	32	45
Policy loans	90	82	36	40
Investment funds	116	168	259	216
Other investments [2]	(381)	(146)	1	1
Investment expense	(21)	(30)	(14)	(13)
Total net investment income	$590	$778	$498	$534
[1]    Includes net investment income on short-term investments and excludes amounts related to fixed maturities where the FVO was elected.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business. Includes the accretion using a risk-free rate on the book value of investment portfolios of modified coinsurance arrangements

Realized Gain (Loss) on Investments
Investment and derivative related losses, net by asset class consists of the following:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Available-for-sale debt securities
Gross gains on sales	1	2	14	55
Gross losses on sales	(194)	(532)	(20)	(8)
Net realized gain/loss on other disposals	(12)	—	—	—
Net realized investment related gains (losses) on available-for-sale debt securities	$(205)	$(530)	$(6)	$47

Provision for credit losses on fixed maturities, available-for-sale	(16)	(1)	—	—
Net recognized investment related losses on fair value option fixed maturities	(11)	(21)	—	—
Net realized investment related gains (losses) on equity securities	12	5	19	—
Net unrealized investment related gains (losses) on equity securities still held at the end of the period	(8)	(24)	(3)	—
Provision for credit losses on mortgage loans	(11)	(3)	—	6
Net recognized investment related gains on fair value option investment funds	41	16	—	—
Embedded derivatives [1]	198	1,014	15	80
Freestanding derivatives [1]	(926)	(297)	(73)	(379)
Fixed indexed annuities hedge program	22	(247)	—	—
Other, net	(25)	12	(2)	4
Investment and derivative related losses, net	$(929)	$(76)	$(50)	$(242)
[1]     Refer to the Non-Qualifying Derivatives section of Note 4 - Derivatives for additional information.
Accrued Interest Receivable
Accrued interest receivable recorded in other assets on the balance sheets consists of the following, by asset class:

	Successor Company
	As of December 31,
	2023	2022
Available-for-sale debt securities	$161	$182
Mortgage loans	6	8

Debt Securities, Available-for-sale, Allowance for Credit Loss
The following presents a rollforward of the ACL for AFS debt securities, by major security type:

	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Corporate Bonds	Total
Balance as of January 1, 2022 (Successor Company)	$—	$—	$—	$—
Initial credit losses	—	—	1	1
Write-offs	—	—	(1)	(1)
Balance as of December 31, 2022 (Successor Company) [1]	—	—	—	—

Initial credit losses	2	7	8	17
Reduction for sales	—	—	(1)	(1)
Balance at December 31, 2023 (Successor Company)[1]	$2	$7	$7	$16
[1]As of December 31, 2023 and 2022 (Successor Company), the Company held no PCD AFS debt securities.

Investments Classified by Contractual Maturity Date
The following table presents the balances of AFS debt securities, by contractual maturity:

	Successor Company
	As of December 31, 2023		As of December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$392	$378	$445	$437
Over one year through five years	2,305	2,178	2,392	2,214
Over five years through ten years	3,351	2,960	4,438	3,732
Over ten years	7,822	6,144	8,209	6,140
Structured securities	3,493	3,222	3,205	2,860
Total	$17,363	$14,882	$18,689	$15,383

Fair Value, Concentration of Risk	The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The following table discloses the Company’s investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's shareholder’s equity, other than the U.S. government and certain U.S. government agencies:

Market Value
Pacific Investment Management Inc.	$370
Morgan Stanley	263
Wells Fargo & Company	256
J.P. Morgan Chase & Co.	229
Citigroup	180
Madison Capital Funding	179
Deutsche Telekom	157
Strategic Partners Fund VIII L.P.	145
Bank Of America Corp.	134
UBS	128
Comm Mortgage Trust	115
HSBC Holdings Plc	113
Goldman Sachs Group Inc.	105

Unrealized Gain (Loss) on Investments
The following tables present the Company’s unrealized loss aging for AFS debt securities, by major security type and length of time that the securities were in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
As of December 31, 2023 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$75	$(2)	$181	$(14)	$256	$(16)
Collateralized loan obligations	238	(1)	296	(4)	534	(5)
Commercial mortgage-backed securities	43	(4)	1,373	(182)	1,416	(186)
Corporate bonds	376	(32)	8,299	(1,683)	8,675	(1,715)
Foreign government and agencies	1	—	290	(48)	291	(48)
Municipal bonds	8	(1)	794	(157)	802	(158)
Residential mortgage-backed securities	—	—	408	(63)	408	(63)
U.S. Treasury bonds	6	(4)	870	(308)	876	(312)
Total fixed maturities, available-for-sale	$747	$(44)	$12,511	$(2,459)	$13,258	$(2,503)

As of December 31, 2022 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$96	$(5)	$162	$(17)	$258	$(22)
Collateralized loan obligations	644	(27)	11	—	655	(27)
Commercial mortgage-backed securities	819	(102)	682	(109)	1,501	(211)
Corporate bonds	6,659	(1,544)	3,412	(782)	10,071	(2,326)
Foreign government and agencies	185	(41)	128	(21)	313	(62)
Municipal bonds	859	(219)	180	(50)	1,039	(269)
Residential mortgage-backed securities	123	(20)	293	(66)	416	(86)
U.S. Treasury bonds	864	(293)	63	(13)	927	(306)
Total fixed maturities, available-for-sale	$10,249	$(2,251)	$4,931	$(1,058)	$15,180	$(3,309)

Financing Receivable, Allowance for Credit Loss
The following table presents a rollforward of the ACL for mortgage loans:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Beginning balance	$15	$12	$—	$17
Cumulative effect of pushdown accounting	—	—	12	—
Adjusted beginning balance ACL	15	12	12	17
Current-period provision	11	3	—	(6)
Ending balance	$26	$15	$12	$11

Financing Receivable Credit Quality Indicators
The following represents the LTV ratio and DSCR for mortgage loans, by origination year:

As of December 31, 2023 (Successor Company)
	2023	2022	2021	2020	2019	Prior	Total
Amortized cost for loan-to-values:
Greater than 80%	$—	$56	$16	$—	$—	$48	$120
65% to 80%	—	81	137	23	27	175	443
Less than 65%	19	235	198	49	165	816	1,482
Total	19	372	351	72	192	1,039	2,045

Amortized cost for debt-service coverage ratios:
Greater than 1.50x	—	239	301	72	171	952	1,735
1.15x to 1.50x	3	50	29	—	13	87	182
0.95x to 1.15x	16	19	16	—	8	—	59
Less than 0.95x	—	64	5	—	—	—	69
Total	19	372	351	72	192	1,039	2,045

Average loan-to-value for debt-service coverage ratios:
Greater than 1.50x	—%	54.3%	58.6%	55.9%	54.2%	49.4%	52.4%
1.15x to 1.50x	51.6%	38.6%	62.2%	—%	69.5%	61.5%	55.7%
0.95x to 1.15x	39.8%	77.5%	84.3%	—%	76.9%	—%	68.8%
Less than 0.95x	—%	77.1%	50.3%	—%	—%	—%	75.2%
Weighted average	42.7%	57.4%	59.7%	56.2%	56.3%	50.4%	54.0%

As of December 31, 2022 (Successor Company)
	2022	2021	2020	2019	2018	Prior	Total
Amortized cost for loan-to-values:
Greater than 80%	$54	$—	$—	$—	$—	$41	$95
65% to 80%	10	21	14	27	116	60	248
Less than 65%	461	379	166	220	181	785	2,192
Total	525	400	180	247	297	886	2,535

Amortized cost for debt-service coverage ratios:
Greater than 1.50x	229	372	175	225	181	762	1,944
1.15x to 1.50x	27	28	—	14	74	122	265
0.95x to 1.15x	16	—	—	8	42	—	66
Less than 0.95x	—	—	5	—	—	2	7
Not applicable [1]	253	—	—	—	—	—	253
Total	525	400	180	247	297	886	2,535

Weighted average loan-to-value for debt-service coverage ratios:
Greater than 1.50x	51.1%	53.9%	34.4%	45.1%	51.7%	51.3%	49.6%
1.15x to 1.50x	29.2%	55.6%	—%	65.0%	65.4%	52.0%	54.4%
0.95x to 1.15x	50.1%	—%	—%	72.8%	71.7%	—%	66.7%
Less than 0.95x	—%	—%	50.0%	—%	—%	47.3%	50.8%
Not applicable [1]	60.9%	—%	—%	—%	—%	—%	60.9%
Weighted average	54.6%	54.0%	34.8%	47.1%	57.9%	51.4%	51.7%
[1]Represents certain construction and other mortgage loans in which rent is not collected.

Investment in Mortgage Loans on Real Estate
The following table presents the Company’s mortgage loans, by geographic location:

	Successor Company
	December 31, 2023		December 31, 2022
	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
East North Central	$87	4.3%	$74	2.9%
East South Central	34	1.7%	32	1.3%
Middle Atlantic	175	8.6%	194	7.7%
Mountain	176	8.6%	185	7.3%
New England	70	3.4%	82	3.2%
Pacific	462	22.6%	535	21.1%
South Atlantic	621	30.3%	694	27.4%
West North Central	40	1.9%	—	—%
West South Central	213	10.4%	180	7.1%
Other [1]	167	8.2%	559	22.0%
Total mortgage loans	$2,045	100%	$2,535	100%
[1]    Primarily represents loans collateralized by multiple properties in various regions.
The following table presents the Company’s mortgage loans, by property type:

	Successor Company
	December 31, 2023		December 31, 2022
	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
Commercial
Industrial	$711	34.8%	$787	31.0%
Multifamily	617	30.2%	669	26.4%
Office	340	16.6%	383	15.1%
Retail	377	18.4%	443	17.5%
Single Family	—	—%	253	10.0%
Total mortgage loans	$2,045	100%	$2,535	100%

Offsetting Liabilities	As noted above, the Company’s current positions do not permit net presentation, however, the following presents the potential effect of rights of setoff associated with repurchase agreements:

	Successor Company
	As of December 31,
	2023	2022
Gross amounts recognized	$(421)	$(564)
Gross amounts not offset:
Financial instruments [1]	439	577
Net amount	$18	$13
[1]Included within fixed maturities and short-term investments on the Company's balance sheets.
The following presents the effect or potential effect of rights of set-off associated with recognized derivative assets and liabilities:

	As of December 31, 2023		As of December 31, 2022
	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Gross amounts recognized [1]	$202	$(386)	$529	$(300)
Gross amounts offset [2]	(167)	329	(446)	195
Net amount presented [3]	35	(57)	83	(105)

Gross amounts not offset:
Cash collateral [2]	(30)	30	—	—
Net amount	5	(27)	83	(105)

Off-balance sheet securities collateral [4]	(1)	58	(68)	103
Net amount	$4	$31	$15	$(2)
[1]Represents the fair value of freestanding derivatives inclusive of accrued income.
[2]Excludes collateral associated with exchange-traded derivative instruments included in other assets.
[3]Derivative assets and liabilities, including cash collateral and accrued interest, are presented on the Company's balance sheets in other investments and other liabilities, respectively.
[4]Non-cash collateral received excludes initial margin and is not recognized on our balance sheets unless the obligor (transferor) has defaulted under the terms of the secured contract and is no longer entitled to redeem the pledged asset.
Refer to Note 3 - Investments for the effect of rights of set-off associated with repurchase agreements.

Equity Method Investments
For the year ended December 31, 2023 (Successor Company), aggregate net investment income from investment funds exceeded 10% of the Company’s pre-tax net income. Accordingly, the Company is disclosing summarized financial data in the subsequent table which reflects the latest available financial information. This aggregated summarized financial data does not represent the Company’s proportionate share of the investment's assets or earnings.

	Successor Company
	As of December 31,
(in billions)	2023	2022
Total assets	$176.4	$172.7
Total liabilities	29.4	28.6
Net income	12.7	6.6